SEGMENT INFORMATION (Segment Assets to Total Assets Recon) (Details) - USD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Segment Reporting [Abstract]
Total reportable segments' assets	$ 4,330	$ 4,905
Cash and cash equivalents	913	818
Prepaid expenses	106	113
Other current assets	9	7
Investments	46	63
Long-term and other receivables	118	118
Other	302	(91)
Total assets	$ 5,824	$ 5,933